General Information - Additional Information (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩) Entity Steel_Plant Office	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Disclosure of general information [Line Items]
Number of associates and joint ventures | Entity	126
Number of operational steel plants | Steel_Plant	2
Increase in ownership interests in subsidiaries	₩ (2,151)	₩ 163,707	₩ (7,894)
Dividends paid by subsidiaries	75,830	70,087	₩ 100,862
POSCO DAEWOO Corporation POSMATE and others [member]
Disclosure of general information [Line Items]
Increase in ownership interests in subsidiaries	₩ 16,288
POSCO Gulf SFC LLC and others [member]
Disclosure of general information [Line Items]
Increase in ownership interests in subsidiaries		₩ 1,497
Domestic [member]
Disclosure of general information [Line Items]
Number of subsidiaries | Entity	36
Foreign [member]
Disclosure of general information [Line Items]
Number of subsidiaries | Entity	136
Number of operational offices | Office	6
Korea [member]
Disclosure of general information [Line Items]
Number of operational offices | Office	1